Reserves (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2023
Reserves
Schedule of reserves

	December 31,	June 30,
	2023	2023

	(In thousands of US Dollars)
Share-based payment reserve	22,692	4
Capital contribution reserve	—	4,591
Foreign currency translation reserve	3,044	3,285
Closing Balance	25,736	7,880

	June 30,
	2023	2022

	(In thousands of US Dollars)
Capital contribution reserve	4,591	3,452
Foreign currency translation reserve	3,285	2,394
Share-based payment reserve	4	4
Closing Balance	7,880	5,850

Schedule of movement in capital contribution reserve

	2023	2022

	(In thousands of US Dollars)
As of July 1	4	4
Add: Fair value of earnout for NETC Sponsor issuable to Nabors	22,576	—
Add: Share based payment expense for the period from December 19 to December 31, 2023	112	—
As of December 31	22,692	4

	2023	2022

	(In thousands of US Dollars)
As of July 1	3,452	1,755
Interest forgiveness on convertible notes and shareholder loan	1,517	2,411
Call option issued to shareholder	—	(96)
Deferred tax impact	(378)	(618)
As of June 30	4,591	3,452

Schedule of movement in foreign currency translation reserve

	2023	2022

	(In thousands of US Dollars)
As of July 1	3,285	2,394
Movement during the year	(241)	232
As of December 31	3,044	2,626

	2023	2022

	(In thousands of US Dollars)
As of July 1	2,394	1,015
Movement during the year	891	1,379
As of June 30	3,285	2,394

Schedule of movement in share-based payment reserve

	2023	2022

	(In thousands of US Dollars)
As of July 1	4,591	3,452
Interest forgiveness on convertible notes and shareholder loan	—	267
Derecognition upon consummation of the BCA	(4,591)	—
Deferred tax impact	—	(67)
As of December 31	—	3,652

	2023	2022

	(In thousands of US Dollars)
As of July 1	4	4
Add: MEP shares granted during the year	—	—
As of June 30	4	4